Risk and Capital Management - Summary of Risk Level of Financial Assets (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk level of financial assets [Line Items]
Financial assets at fair value through profit or loss	85.20%	82.80%
Total Percentage	100.00%	100.00%
Financial assets at amortised cost	R$ 1,010,644	R$ 994,759
Financial assets at fair value through profit or loss	322,929	286,646
Financial Assets	R$ 1,501,481	R$ 1,424,876
Interbank deposits and securities purchased under agreements to resell [Member]
Disclosure of risk level of financial assets [Line Items]
Percentage of fainancial assets at amortized cost	1.30%	3.80%
Securities [Member]
Disclosure of risk level of financial assets [Line Items]
Percentage of fainancial assets at amortized cost	13.50%	13.40%
Insurance financial assets [member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at fair value through profit or loss	R$ 197,942	R$ 179,313
Financial Assets	232,311	216,529
Insurance financial assets [member] | Low [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at fair value through profit or loss	197,940	179,311
Financial Assets	232,309	216,527
Insurance financial assets [member] | Medium [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at fair value through profit or loss	2	2
Financial Assets	2	2
Insurance financial assets [member] | High [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at fair value through profit or loss	0
Insurance financial assets [member] | Interbank deposits and securities purchased under agreements to resell [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at amortised cost	3,027	8,247
Insurance financial assets [member] | Interbank deposits and securities purchased under agreements to resell [Member] | Low [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at amortised cost	3,027	8,247
Insurance financial assets [member] | Interbank deposits and securities purchased under agreements to resell [Member] | Medium [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at amortised cost	0
Insurance financial assets [member] | Interbank deposits and securities purchased under agreements to resell [Member] | High [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at amortised cost	0
Insurance financial assets [member] | Securities [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at amortised cost	31,342	28,969
Insurance financial assets [member] | Securities [Member] | Low [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at amortised cost	31,342	R$ 28,969
Insurance financial assets [member] | Securities [Member] | Medium [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at amortised cost	0
Insurance financial assets [member] | Securities [Member] | High [Member]
Disclosure of risk level of financial assets [Line Items]
Financial assets at amortised cost	R$ 0